Business Combinations (Details Narrative) - CAD ($) $ in Thousands											3 Months Ended	4 Months Ended	7 Months Ended		9 Months Ended			12 Months Ended
	Aug. 31, 2024	Feb. 29, 2024	Oct. 16, 2023	Oct. 06, 2023	Jun. 26, 2023	Jun. 09, 2023	Mar. 14, 2023	Jan. 13, 2023	Dec. 23, 2022	Dec. 22, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Business Acquisition [Line Items]
Good will											$ 25,101	$ 25,101		$ 25,101	$ 25,101	$ 25,101	$ 25,101				$ 25,101	$ 12,130
Revenues																		200,506			161,548
Income loss before income taxes																		(60,677)			(14,861)
Net income loss																		(59,435)			(15,128)
Elora Apothecary Ltd. [Member]
Business Acquisition [Line Items]
Cash consideration																		$ 1,559
Shares issued for acquisition																		18,750
Shares issued for acquisition, value																		$ 150
Good will													1,062					1,062	1,062	1,062
Revenues				$ 1,684															1,658
Income loss before income taxes				(188)															(189)
Business Combination, Consideration Transferred																		1,709
Assumed debt
Trailside Pharmacy Ltd. [Member]
Business Acquisition [Line Items]
Cash consideration																		$ 741
Shares issued for acquisition																		18,750
Shares issued for acquisition, value																		$ 150
Good will													463					463	463	463
Revenues				1,562															1,547
Income loss before income taxes				$ (340)															(339)
Business Combination, Consideration Transferred																		891
Assumed debt
Elora Apothecary and Trailside Pharmacy Ltd [Member]
Business Acquisition [Line Items]
Sale of assets	$ 1,800
Loss on sale of assets	$ 543
0864009 B.C. Ltd. [Member]
Business Acquisition [Line Items]
Cash consideration																		$ 2,395
Shares issued for acquisition																		31,250
Shares issued for acquisition, value																		$ 250
Good will													1,635					1,635	1,635	1,635
Revenues			$ 1,520																	1,465
Income loss before income taxes			$ (152)																	(121)
Business Combination, Consideration Transferred																		2,645
Assumed debt
Vaughan Endoscopy Clinic Inc. [Member]
Business Acquisition [Line Items]
Cash consideration
Shares issued for acquisition, value
Good will													175					175	$ 175	$ 175
Revenues		$ 540											473
Income loss before income taxes		$ (118)											$ (118)
Business Combination, Consideration Transferred																		250
Assumed debt																		250
Greg's Drugs Ltd [Member]
Business Acquisition [Line Items]
Cash consideration																					2,074
Shares issued for acquisition, value
Good will											1,051	1,051		1,051	1,051	1,051	1,051				1,051
Revenues							$ 2,197							1,199
Income loss before income taxes							$ 138							(66)
Business Combination, Consideration Transferred																					2,074
Business acquired percentage of issued and outstanding							100.00%
Acquisition-related costs																					28
Assumed debt
1907248 Alberta Ltd. [Member]
Business Acquisition [Line Items]
Cash consideration																					1,067
Shares issued for acquisition, value
Good will											785	785		785	785	785	785				785
Revenues								$ 1,215							900
Income loss before income taxes								$ (100)							(72)
Business Combination, Consideration Transferred																					1,067
Acquisition-related costs																					77
Assumed debt
Pier Health Resource Centre Ltd [Member]
Business Acquisition [Line Items]
Cash consideration																					$ 7,262
Shares issued for acquisition																					37,500
Shares issued for acquisition, value																					$ 300
Good will											4,926	4,926		4,926	4,926	4,926	4,926				4,926
Revenues									$ 6,433								5,408
Income loss before income taxes									$ 343								106
Business Combination, Consideration Transferred																					7,562
Business acquired percentage of issued and outstanding									100.00%
Acquisition-related costs																					67
Assumed debt
S. Parsons Pharmacy Ltd. [Member]
Business Acquisition [Line Items]
Cash consideration																					$ 3,608
Shares issued for acquisition																					37,500
Shares issued for acquisition, value																					$ 300
Good will											2,162	2,162		2,162	2,162	2,162	2,162				2,162
Revenues										$ 3,181						2,413
Income loss before income taxes										$ 652						458
Business Combination, Consideration Transferred																					3,908
Business acquired percentage of issued and outstanding										100.00%
Acquisition-related costs																					45
Assumed debt
Clearbrook and Garden Park Pharmacy [Member]
Business Acquisition [Line Items]
Cash consideration																					$ 3,044
Shares issued for acquisition																					50,000
Shares issued for acquisition, value																					$ 400
Good will											1,696	1,696		1,696	1,696	1,696	1,696				1,696
Revenues						$ 1,329						561
Income loss before income taxes						$ 126						(68)
Business Combination, Consideration Transferred																					3,444
Acquisition-related costs																					11
Assumed debt
Niagara Community Pharmacy Ltd [Member]
Business Acquisition [Line Items]
Cash consideration																					$ 1,257
Shares issued for acquisition																					37,500
Shares issued for acquisition, value																					$ 300
Good will											2,351	$ 2,351		$ 2,351	$ 2,351	$ 2,351	$ 2,351				2,351
Revenues					$ 7,700						2,196							5,145			12,677
Income loss before income taxes					$ 149						$ (104)
Business Combination, Consideration Transferred																					5,743
Acquisition-related costs																					14
Assumed debt																					4,186
Net income loss																		(768)			254
Pro forma revenues																		5,305			22,055
Pro forma net income loss																		$ (799)			$ 1,308